UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 11/30/13

Item 1.  Reports to Stockholders.

Annual Report

November 30, 2013

1-855-745-3863

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Aftershock Strategies Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Annual Shareholder Letter

Our performance in 2013 was well below our expectations.  SHKIX was down -7.1% since its inception on March 22, 2013 and SHKNX was down -8.7% since its inception on December 31, 2012.  Although other funds with a skeptical view toward the current stock market, such as the Hussman Strategic Growth Fund, were also down during this period, we understand that having a poor return when the stock market is moving much higher is concerning to our shareholders.

There are several reasons for our performance during this period.  The first was that we felt the stock market was not being driven by financial fundamentals.  Stock prices were increasing much faster than corporate earnings growth and US economic growth.   We were concerned about being heavily invested in such a market.  In addition, alternative investments in bonds, gold or commodities did very poorly.  Hence, there were limited alternatives to the stock market for good growth.  This also led us to hold a much higher percentage in cash during this time than we normally would. All of these factors created headwinds for our performance.

However, during the latter part of this period we made changes in how we invested our funds in an attempt to improve our return even in a market that we feel is driven heavily by psychology and increasingly divorced from financial fundamentals.  We are still in the process of making these changes and invite you to go to our fund website, www.aftershockmutualfund.com, and click on the “Fund Holdings” tab to read in detail our monthly reports on how we are implementing this new approach to improve performance.

In brief, we think that the best Fund performance may result from having our portfolio more closely aligned with profit making trends in the stock market—investing along with the market as it rises (being long1) and shorting2 the market as it falls.  In so doing we would seek to better match longer term trends which we feel will reflect financial fundamentals while still gaining to some extent from shorter term market trends.

To better follow these trends we will be increasingly investing Fund assets into specific strategy allocations.  These allocations all fall within the longer term Aftershock strategy as outlined in our prospectus, but will take somewhat different approaches toward improving shorter term gains while seeking to preserve capital.  The approaches that prove more successful will receive higher allocations over time.

We feel this change in our approach to investing will potentially yield better returns to our shareholders at a time when we feel economic and financial fundamentals are not the primary drivers of stock market gains and the underlying economic reality is growing increasingly precarious due to massive increases in government borrowing and money printing.

1Long: The buying of a security such as a stock, commodity or currency, with the expectation that the asset will rise in value.

2Short: The sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

0334-NLD-01/22/2014

Aftershock Strategies Fund
PORTFOLIO REVIEW
November 30, 2013 (Unaudited)

The Fund's performance figures* for the period ended November 30, 2013, as compared to its benchmark:
	Since Inception*	Since Inception**
	Class I	Class N
Aftershock Strategies Fund	(7.01)%	(8.70)%
S&P 500 Total Return Index ***	17.71%	29.12%

* Class I commenced operations on March 22, 2013.
** Class N commenced operations on December 31, 2012.

*** The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.20% for Class I and 1.45% for Class N.  The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-745-3863.

Comparison of the Change in Value of a $10,000 Investment

Fair Value as a
Holdings by Industry Sector/Asset Class	% of Net Assets
Equity Funds	35.62%
Debt Funds	22.56%
Short-term Investments	14.35%
Closed Ended Funds	8.95%
Asset Allocation Funds	4.52%
REITS	4.03%
Commodity Funds	3.32%
Exchange Traded Notes	0.78%
Common Stock	0.68%
Purchased Put Options	0.32%
Other Assets in Excess of Liabilities	5.18%
Securities Sold Short	(0.31)%
100.00%

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
November 30, 2013
Shares		Fair Value
	COMMON STOCK - 0.68%
	OIL&GAS - 0.68%
10,000	Apache Corp.	$ 914,900
	TOTAL COMMON STOCK
	(Cost - $928,873)

	EXCHANGE TRADED FUNDS - 66.02%
	ASSET ALLOCATION FUND - 4.52%
90,000	ProShares UltraShort Euro *	1,577,700
66,500	ProShares UltraShort Yen *	4,472,125
		6,049,825
	COMMODITY FUNDS - 3.32%
22,500	SPDR Gold Shares * ^ #	2,715,750
90,000	US Natural Gas Fund LP * ^	1,723,500
		4,439,250
	DEBT FUNDS - 22.56%
230,098	iShares Floating Rate Bond ETF	11,649,862
35,000	iShares TIPS Bond ETF	3,906,350
177,583	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	9,436,761
160,000	ProShares Short 20+ Year Treasury *	5,171,200
		30,164,173
	EQUITY FUNDS - 35.62%
80,000	Health Care Select Sector SPDR Fund	4,420,800
30,000	Market Vectors Junior Gold Miners ETF	975,000
41,250	Market Vectors Pharmaceutical ETF	2,149,538
187,600	ProShares Short MSCI Emerging Markets *	4,935,756
110,000	ProShares Short S&P500 *	2,850,100
175,500	SPDR Dow Jones Industrial Average ETF Trust #	28,206,360
107,500	Utilities Select Sector SPDR Fund	4,088,225
		47,625,779

	TOTAL EXCHANGE TRADED FUNDS	88,279,027
	(Cost - $87,409,110)

	EXCHANGE TRADED NOTE - 0.78%
	DEBT FUND - 0.78%
54,650	PowerShares DB Inverse Japanese Government Bond Futures ETN *	1,037,257
	TOTAL EXCHANGE TRADED NOTE
	(Cost - $1,068,617)

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
November 30, 2013 (Continued)
Shares		Fair Value
	REITS - 4.03%
40,000	American Capital Agency Corp.	$ 815,200
170,000	Annaly Capital Management, Inc.	1,727,200
85,000	Capstead Mortgage Corp.	1,022,550
40,000	Medical Properties Trust Inc.	528,400
25,500	Omega Helathcare Investors, Inc.	833,595
50,000	Two Harbors Investment Corp.	462,500
	TOTAL REITS	5,389,445
	(Cost - $5,540,993)

	CLOSED END FUNDS - 8.95%
17,876	DoubleLine Opportunistic Credit Fund	410,969
158,760	DWS Municipal Income Trust	1,873,368
130,000	Eaton Vance Municipal Bond Fund	1,428,700
100,000	Eaton Vance Tax-Managed Diversified Equity Income Fund	1,081,000
57,000	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	682,860
114,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,128,600
155,219	Invesco Trust for Investment Grade Municipals	1,840,897
74,262	PIMCO Municipal Income Fund	921,591
289,515	Putnam Managed Municipal Income Trust	1,907,904
67,000	Sprott Physical Gold Trust ^	693,450
	TOTAL CLOSED END FUNDS	11,969,339
	(Cost - $12,293,746)

Contracts **
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.32%
550	iShares 20+ Year Treasury Bond ETF	58,850
	Expiration March 2014, Exercise Price $108.00
750	SPDR Dow Jones Industrial Avergage ETF Trust	115,500
	Expiration January 2014, Exercise Price $157.00
100	SPDR Gold Shares	32,000
	Expiration January 2014, Exercise Price $121.00 ^
250	SPDR Gold Shares	107,500
	Expiration January 2014, Exercise Price $123.00 ^
225	SPDR Gold Shares	93,375
	Expiration March 2014, Exercise Price $119.00 ^
50	SPDR Gold Shares	16,700
	Expiration December 2013, Exercise Price $123.00 ^
	TOTAL PUT OPTIONS PURCHASED	423,925
	(Cost - $459,672)

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
November 30, 2013 (Continued)
Shares		Fair Value
SHORT-TERM INVESTMENT - 14.35%
MONEY MARKET FUND - 14.35%
19,181,229	Federated Government Obligation, 0.00% + ^	$ 19,181,229
TOTAL SHORT-TERM INVESTMENT
(Cost - $19,181,229)

TOTAL INVESTMENTS - 94.90%
	(Cost - $126,882,240) (a)	$ 127,195,122
	OTHER ASSETS LESS LIABILITIES - 4.87%	6,512,735
	TOTAL NET ASSETS - 100.00%	$ 133,707,857

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2013.
^ Part or all of this security is a holding in Aftershock Fund Ltd (AFL-CFC).
# Each security is subject to purchased put options.
** Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock.
REITS - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $127,020,915 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,711,514
	Unrealized depreciation:	(1,946,307)
	Net unrealized Depreciation:	$ (234,793)

SECURITIES SOLD SHORT - (0.31) %
COMMON STOCK - (0.31) %
50,000	Standard Pacific Corp. *	$ (409,000)
TOTAL SECURITIES SOLD SHORT
(Proceeds - $404,493)

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013

ASSETS
Investment securities:
At cost	$ 126,882,240
At fair value	127,195,122
Cash	1,000,000
Deposit at broker	5,945,606
Dividends and interest receivable	70,872
Prepaid expenses and other assets	37,471
TOTAL ASSETS	134,249,071

LIABILITIES
Securities sold short at fair value (Proceeds - $404,493)	409,000
Payable for fund shares redeemed	15,050
Accrued custody Fees	2,315
Accrued advisory fees	82,053
Accrued distribution fees	2,028
Payable to affiliates	11,265
Accrued expenses and other liabilities	19,503
TOTAL LIABILITIES	541,214
NET ASSETS	$ 133,707,857

Net Assets Consist Of:
Paid-in-Capital	$ 138,123,397
Accumulated net investment loss	(99,795)
Accumulated net realized loss from security transactions	(4,624,120)
Net unrealized appreciation on investments, securities sold short and options	308,375
NET ASSETS	$ 133,707,857

Net Asset Value Per Share
Class I Shares
Net Assets	$ 124,017,379
Shares of beneficial interest outstanding [no par value, unlimited shares authorized]	13,555,762
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.15

Class N Shares
Net Assets	$ 9,690,478
Shares of beneficial interest outstanding [no par value, unlimited shares authorized]	1,061,443
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.13

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended November 30, 2013*

INVESTMENT INCOME
Dividend (less $82 foreign tax withholding)	$ 736,396
Interest	2,044
TOTAL INVESTMENT INCOME	738,440

EXPENSES
Investment advisory fees	636,515
Administration fees	72,342
Dividends on securities sold short	69,128
Transfer agent fees	49,753
Legal fees	46,847
Registration fees	34,623
Accounting services fees	30,178
Distribution (12b-1) fees - Class N	18,560
Compliance officer fees	16,467
Printing and postage expense	15,542
Audit Fees	15,501
Custody fees	10,782
Trustees' fees and expenses	3,906
Insurance expense	3,714
Non 12b-1 shareholder servicing	35
Miscellaneous expenses	2,748
Total Expenses	1,026,641
Less: Expenses Reimbursed by Adviser	(171,866)
NET EXPENSES	854,775

NET INVESTMENT LOSS	(116,335)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
SECURITIES SOLD SHORT AND OPTIONS
Net realized gain/(loss) on:
Investments	(4,135,262)
Securities Sold Short	(590,768)
Purchased Options	118,450
Net realized loss from investments:	(4,607,580)

Net change in unrealized appreciation/(depreciation) on:
Investments	348,629
Securities Sold Short	(4,507)
Purchased Options	(35,747)
Net change in unrealized appreciation from investments and options:	308,375

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
SECURITIES SOLD SHORT AND OPTIONS	(4,299,205)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (4,415,540)

* Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012.

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the period
ended
November 30, 2013 *
FROM OPERATIONS
Net investment loss	$ (116,335)
Net realized loss on investments and options	(4,607,580)
Net change in unrealized appreciation on investments and options	308,375
Net decrease in net assets resulting from operations	(4,415,540)

FROM SHARES OF BENEFICIAL INTEREST
Class I
Proceeds from shares sold	151,505,703
Payments for shares redeemed	(23,827,311)
Net increase in net assets from shares of beneficial interest	127,678,392
Class N
Proceeds from shares sold	13,235,815
Payments for shares redeemed	(2,790,810)
Net increase in net assets from shares of beneficial interest	10,445,005

Net increase in net assets from shares of beneficial interest	138,123,397

TOTAL INCREASE IN NET ASSETS	133,707,857

NET ASSETS
Beginning of Period	-
End of Period*	$ 133,707,857
*Undistributed net investment income:	$ (99,795)

SHARE ACTIVITY
Class I
Shares sold	16,127,703
Shares redeemed	(2,571,941)
Net increase in shares of beneficial interest outstanding	13,555,762

Class N
Shares sold	1,360,548
Shares redeemed	(299,105)
Net increase in shares of beneficial interest outstanding	1,061,443

* Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012.

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

		For the
		Year Ended
		November 30, 2013 (1)

Net asset value, beginning of period		$ 9.84

Activity from investment operations:
	Net investment loss (2)	(0.01)
	Net realized and unrealized loss on investments	(0.68)
	Total from investment operations	(0.69)

Net asset value, end of period		$ 9.15

Total return (3)		(7.01)%

	Net assets, end of period (in 000's)	$ 124,017

	Ratio of expenses to average net assets,
	before reimbursement (5,6,7)	2.23%
	net of reimbursement (5,7,9)	2.05%

	Ratio of expenses to average net assets (excluding
	dividends on securities sold short):
	before reimbursement (5,6,7)	1.50%
	net of reimbursement (5,7)	1.32%

	Ratio of net investment loss to average net assets: (8)	(0.12)%

	Portfolio turnover rate (4)	661%

__________
(1)	Class I commenced operations on March 22, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns  would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods of less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9)	Please refer to note 4 for a description of the changes to the expense limitation during the period.

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund - Class N
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

		For the
		Year Ended
		November 30, 2013 (1)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.06)
	Net realized and unrealized loss on investments	(0.81)
	Total from investment operations	(0.87)

Net asset value, end of period		$ 9.13

Total return (3)		(8.70)%

	Net assets, end of period (in 000's)	$ 9,690

	Ratio of expenses to average net assets,
	before reimbursement (5,6,7)	3.29%
	net of reimbursement (5,7,9)	2.37%

	Ratio of expenses to average net assets (excluding
	dividends on securities sold short):
	before reimbursement (5,6,7)	2.55%
	net of reimbursement (5,7)	1.63%

	Ratio of net investment loss to average net assets: (8)	(0.69)%

	Portfolio turnover rate (4)	661%

__________
(1)	Class N commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns  would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods of less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9)	Please refer to note 4 for a description of the changes to the expense limitation during the period.

The accompanying notes are an integral part of these consolidated financial statements.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2013

1.

ORGANIZATION

Aftershock Strategies Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund’s investment objective is preservation of capital with a secondary objective of capital appreciation, each in the event of a long term decline in the equity and fixed income markets.   The Fund currently offers Class I and Class N shares. Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012. Both classes are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end and closed-end investment companies are valued at net asset value. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2013 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets: *
Common Stock	$ 914,900	$ -	$ -	$ 914,900
Exchange-Traded Funds	88,279,027	-	-	88,279,027
Exchange-Traded Notes	1,037,257	-	-	1,037,257
REITs	5,389,445			5,389,445
Closed End Funds	11,969,339			11,969,339
Put Options Purchased	423,925			423,925
Short-Term Investment	19,181,229	-	-	19,181,229
Total	$ 127,195,122	$ -	$ -	$ 127,195,122
Liabilities: *
Securities Sold Short	$ 409,000	$ -	$ -	$ 409,000

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*Please refer to the Portfolio of Investments for Industry classifications.

Consolidation of Subsidiary – Aftershock Fund Limited (ASFL) – The consolidated financial statements of the Fund includes the accounts of ASFL, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

ASFL utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate the Fund’s pursuit of its investment objective.   In accordance with its investment objective and through

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

its exposure to the aforementioned commodity based products, ASFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at November 30, 2013	% Of Fund Net Assets at November 30, 2013
ASFL	1/4/2013	$ 10,539,458	7.88%

Market risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Options Transactions – The Fund is subject to equity price risk, interest rate risk and commodity price risk currency in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the period ended November 30, 2013, the Fund had a gain of $118,450 on purchased options and this gain is included in the line item marked “Net realized gain from investment transactions” on the Consolidated Statement of Operations in this shareholder report. The net change in unrealized appreciation (depreciation) on purchased options was $(35,747) as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) of investments” on the Consolidated Statement of Operations

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

Derivatives Disclosure -

Fair Values of Derivative Instruments in the Fund as of November 30, 2013:

	Asset Derivatives
	Consolidated Statement
Contract Type/	of Asset and Liabilities
Primary Risk Exposure	Location	Fair Value

Equity contracts:	Investment Securities at Value	$ 249,575

Commodity contracts	Investment Securities at Value	115,500

Interest rate contracts:	Investment Securities at Value	58,850

		$ 423,925

The effect of Derivative Instruments on the Consolidated Statement of Operations for the period ended November 30, 2013:

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from purchased options
Net change in unrealized appreciation (depreciation)
	from purchased options	$ 1,585	$ (6,435)

Commodity contracts	Net realized gain (loss) from purchased options
Net change in unrealized appreciation (depreciation)
	from purchased options	118,765	45,463

Interest rate contracts	Net realized gain (loss) from purchased options
Net change in unrealized appreciation (depreciation)
	from purchased options	(1,900)	(74,775)

Total		$ 118,450	$ (35,747)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

3.  INVESTMENT TRANSACTIONS

For the period ended November 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $416,976,796 and $309,838,095, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Absolute Investment Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Trust, on behalf of the Fund, has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets for the period December 31, 2012 through March 13, 2013. At a Special meeting of the Board of Trustees held on March 12, 2013, the Board approved a reduced advisory fee of 1.25% of the Fund’s average daily net assets and at a Special meeting of the Board of Trustees held on May 23, 2013, the Board approved a reduced advisory fee of 1.00% of the Fund’s average daily net assets. From the Fund’s commencement of operations on December 31, 2012 through November 30, 2013, the Fund incurred $636,515 in advisory fees.

Pursuant to a written agreement (the "Waiver Agreement"), the Adviser has agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, interest and tax expenses, dividends on short positions and extraordinary expenses) do not exceed 1.20% and 1.45% of the Fund’s average daily net assets for Class I and Class N shares, respectively, through March 31, 2014. These amounts herein will be referred to as the "expense limitations."

The Fund had the following expense limitations in place pursuant to Board approval during the period:

Class I
Effective Date	Expense Limitation
3/22/2013 (Commencement of operations)	1.45%
5/23/2013	1.20%

Class N
Effective Date	Expense Limitation
12/31/2012 (Commencement of operations)	1.95%
3/12/2013	1.70%
5/23/2013	1.45%

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

For the period December 31, 2012 through November 30, 2013, expenses of $171,866 incurred by the Fund were waived/reimbursed by the Adviser.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.

As of November 30, 2013, the following amounts are subject to recapture by the Advisor by November 30 of the following years:

2016
$ 171,866

Distributor- The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class N shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended November 30, 2013, pursuant to the Plan, Class N shares incurred $18,560.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class I and Class N shares. The Distributor is an affiliate of GFS. For the period ended November 30, 2013, the Distributor received no compensation in underwriting commissions for sales of Class N shares.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of November 30, 2013, Charles Schwab & Co, an account holding shares for the benefit of others in nominee name, held approximately 99% and 55% of the voting securities of Class I and Class N shares, respectively.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

6.   UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the SPDR Dow Jones Industrial Average ETF Trust, (the “SPDR Fund”). The Fund may redeem its investment from the SPDR Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the SPDR Fund.  The financial statements of the SPDR Fund, including the portfolio of investments, can be found at www.spdrs.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of November 30, 2013 the percentage of the Fund’s net assets invested in the SPDR Fund was 21.10%.

7.    DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2013, the components of distributable earnings/(deficit) on a tax basis were as follows:

Capital	Other	Post October	Unrealized	Total
Loss	Book/Tx	Loss and	Appreciation/	Accumulated
Carry Forward	Differences	Late Year Loss	(Depreciation)	Deficits
$ (3,050,106)	$ (809,874)	$ (320,767)	$ (234,793)	$ (4,415,540)

The difference between book basis and tax basis undistributed net investment losses, accumulated net realized losses, and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments relating to real estate investment trusts and the Fund’s holding in Aftershock Fund Limited.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $103,084.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $217,683.

At November 30, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring	Accumulated Net Realized
Short-Term	Long-Term	Loss from Security Transactions
$ 3,050,106	$ -	$ 3,050,106

Permanent book and tax differences, primarily attributable to adjustments for real estate investment trusts and the capitalization of in lieu of dividend payments, resulted in reclassifications for the period ended November 30, 2013 as follows:

Paid in	Undistributed Net	Accumulated Net Realized
Capital	Investment Income	Gain (Loss)Loss
$ -	$ 16,540	$ (16,540)

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2013

8.   NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust II

and the Shareholders of Aftershock Strategies Fund

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Aftershock Strategies Fund (the Fund), a separate series of the Northern Lights Fund Trust II, as of November 30, 2013, and the related consolidated statements of operations, changes in net assets and the financial highlights for the period from December 31, 2012 (commencement of operations) through November 30, 2013. These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aftershock Strategies Fund as of November 30, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the period from December 31, 2012 (commencement of operations) through November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

January 29, 2014

Aftershock Strategies Fund

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	26	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	26	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	26	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	26	Orizon Investment Counsel (financial services company) Board Member

Aftershock Strategies Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011

General Counsel and Secretary (since 2001) of CLS Investments, LLC; General Counsel and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011), Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; General Counsel and Secretary (since 2012) and Assistant Secretary (from 2003 to 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (since 2013) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.

			26	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Aftershock Strategies Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent), Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s compliance service provider) and Gemcom, LLC (the Fund’s Edgar and printing service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-745-3863

11/30/13-NLII-V4

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 3, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Aftershock Strategies Fund (the “Fund”) and Absolute Investment Management, LLC (“Absolute”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to Absolute (including due diligence questionnaires completed by Absolute, Absolute’s Forms ADV, select financial information of Absolute, bibliographic information regarding Absolute’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Absolute, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations considering the Investment Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services.  During the discussions with Absolute at the Meeting, the Board reviewed materials provided by Absolute related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Absolute’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Absolute’s specific responsibilities in all aspects of the day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from the representative of Absolute with respect to a series of important questions, including whether Absolute was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether Absolute has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by Absolute of its practices for monitoring compliance with the Fund’s investment limitations, noting that Absolute’s CCO will periodically review the portfolio manager’s performance of their duties with respect to the Fund to ensure compliance under Absolute’s compliance program. The Board then reviewed the capitalization of Absolute based on financial information and other materials provided by Absolute and discussed such materials with Absolute. The Board concluded that Absolute was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund, however, the Board requested that Absolute provide additional financial information to the Board and the Trust’s officers supporting representations made by Absolute at the Meeting as to Absolute’s financial condition.  After entertaining questions from the Board, the representatives of each Proposed Adviser disconnected from the Meeting.  The Board concluded that Absolute had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Absolute were satisfactory and reliable.

Performance.  The Board considered Absolute’s past performance as well as other factors relating to Absolute’s track record.  The Trustees then reviewed the performance of Aftershock’s composite track record for its proposed strategy, noting that performance was acceptable.  The Board concluded that Aftershock was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Absolute, the Board reviewed and discussed a comparison of the Fund’s management fee and overall expense ratio to a peer group of funds constructed by Absolute with similar investment objectives and strategies.  The Board also considered any fall-out benefits likely to accrue to Absolute or its affiliates from its relationship with the Fund.  Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Absolute had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.95%, 1.70%, 1.95% and 2.95% of the Fund’s average net assets, for Class A, Class I, Class N and Class C Shares, respectively, at least until September 30, 2013, and found such arrangements to be beneficial to shareholders.  The Board noted that Absolute proposed to charge the Fund an advisory fee at an annual rate of 1.50% based on the average net assets the Fund.  The Board concluded that, based on Absolute’s experience, expertise, and services to be provided to the Fund, the advisory fees to be charged were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to Absolute with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Absolute provided by Absolute.  With respect to Absolute, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Absolute’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Absolute’s expectations for growth of the Fund.  The Board noted that the start-up phase of the Fund may be too soon to properly evaluate all of the economies of scale and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Absolute as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Subsequent Events.

At special meetings of the Board held on March 12, 2013 and May 23, 2013 (the “Special Meetings”), the Board, including a majority of the Independent Trustees, approved amendments to the Investment Advisory Agreement lowering the management fee for the Fund (the “Amended Advisory Agreement”).  In advance of the Special Meetings, the Board reviewed materials provided by Absolute, including a peer group comparison and profitability analysis for Absolute.

At the Special Meeting held on March 12, 2013 the Board approved an initial reduction of the advisory fee from 1.50% to 1.25% and at the Special Meeting held on May 23, 2013 the advisory fee was further reduced to 1.00% to accommodate Absolute’s larger advisory clients.  The Board considered that Absolute decided on this strategic change in an effort to grow fund assets and by lowering the advisory fee to possibly help attract more assets from Absolute’s larger advisory clients.

At the Special Meeting held on May 23, 2013, the Board reviewed the Investment Advisory Agreement, dated May 3, 2012 with amendments as proposed at the Special Meeting (the “Amended Advisory Agreement”) and the information included in the Meeting materials with respect to the revised advisory fee proposed by Absolute.  In particular, the Board reviewed and discussed the revised advisory fee in view of the comparative peer group information submitted by Absolute, concluding that Absolute’s reduced advisory fee fell within the range of advisory fees charged to Aftershock’s peer group of funds.  Additionally, the Board considered the revised profitability analysis submitted by Absolute reflecting the reduction in the advisory fee.  Having received such information from Absolute as the Board believed to be reasonably necessary to evaluate the terms of the Amended Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Amended Advisory Agreement are reasonable; (b) the proposed reduced investment advisory fee is reasonable; and (c) the Amended Advisory Agreement is in the best interests of Aftershock and its shareholders. The Board noted that Absolute proposed to reduce its current advisory fee by twenty five (25) basis points to now charge annual advisory fee of 1.00% based on the average net assets of the Fund:

The Board reviewed the Operating Expenses Limitation and Security Agreement with amendments as proposed at the Meeting (“Amended Aftershock Expense Limitation Agreement”), pursuant to which Absolute has agreed to waive or limit its management fee and/or reimburse expenses, and to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board noted that, pursuant to the Amended Aftershock Expense Limitation Agreement, Absolute has agreed to further waive its fees and/or to cap expenses by an additional twenty five (25) basis points so as to limit net annual operating expenses, exclusive of certain fees, to 1.45%, 1.20%, 1.45% and 2.20% of the Fund’s average net assets, for Class A, Class I, Class N and Class C Shares, respectively, at least until March 31, 2014.

Aftershock Strategies Fund

EXPENSE EXAMPLES

November 30, 2013 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Annualized Expense Ratio **	Expense Paid During Period 6/1/13-11/30/13 *
Actual
Class I	$1,000.00	$ 966.20	1.31%	$ 6.46
Class N	$1,000.00	$ 964.10	1.58%	$ 7.78
Hypothetical (5% return before expenses)
Class I	$1,000.00	$ 1,018.50	1.31%	$ 6.63
Class N	$1,000.00	$ 1,017.15	1.58%	$ 7.99

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period (183) divided by the number of days in the fiscal year (365).

*** Annualized expense ratio does not include interest expenses or dividend expenses.

Privacy Policy

                                               Rev. January 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-745-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-745-3863.

INVESTMENT ADVISOR

Absolute Investment Management LLC

7315 Wisconsin Avenue, Suite 750 - West Tower

Bethesda, MD 20814

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $13,000

(b)

Audit-Related Fees

2013 – None

(c)

Tax Fees

2013 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2012

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/10/14

By (Signature and Title)

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/10/14